Earnings per share (Details) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Earnings per share [abstract]
Weighted average number of shares used in computing basic earnings per share (in shares)	37,392,355	33,182,251	37,134,928	33,025,576
Weighted average number of shares used in computing diluted earnings per share (in shares)	37,392,355	33,182,251	37,134,928	33,025,576